Derivative Financial Instruments and Risk Management Policies - Interest Rate Risk (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Financial Instruments [Abstract]
Percentage of net debt plus commitments pegged to fixed interest rates for a period greater than one year	73.60%	71.00%
Percentage of net debt at floating rates or at fixed rates maturing in under one year	26.40%
Percentage of net debt at floating rates or at fixed rates maturing in under one year with collared interest rates over one year	0.90%	0.80%
Net financial results	€ 955
Increase (decrease) in net financial results from prior year	€ (1,244)